Organization and Nature of Business (Details Textual) (USD $)	1 Months Ended	12 Months Ended								1 Months Ended
	Aug. 31, 2013	Dec. 31, 2013	Sep. 09, 2013	Aug. 29, 2013	Apr. 12, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 20, 2012	Aug. 22, 2008	Aug. 31, 2013 HundredBerryHill [Member]	Aug. 13, 2013 HundredBerryHill [Member]
Organization and Nature of Business [Line Items]
Entity Incorporation, Date of Incorporation		Jul. 25, 2008
Entity Incorporation, State Country Name		Maryland
Common Stock, Shares Authorized (in shares)		749,999,000				749,999,000			1,000,000,000
Common Stock Offering Price Per Share (in dollars per share)							$ 10.00	$ 10.00	$ 10.00
Common Stock Shares Available For Discount (in shares)									285,000,000
Initial Public Offering Value Per Share (in dollars per share)								$ 9.50	$ 9.50
Initial Public Offering Shares Redeemed (in shares)		45,850
Initial Public Offering Value Redeemed		$ 433,532
Registration Of Common Stock								500,000,000
Proceeds From Gross Offering			330,251		22,231,406			50,000,000
Sale of joint venture ownership percentage											10.27%
Equity Method Investment, Ownership Percentage				28.36%							53.46%
Sale of joint venture equity interest for affiliate		8,300,000		5,524,412							2,000,040
Disposition Fees	191,886									69,470
Maximum Gross Proceeds From Distribution Reinvestment Plan			275,848
Outstanding accounts Payable Paid By Advisor		$ 645,000
Line of Credit Facility, Description	matures in April 2014 but may be extended at our election for an additional six months.